EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
EQUIPMENT

9. EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2019 and 2020	-
Additions	105,358
Balance, December 31, 2021	105,358

Accumulated Amortization
Balance, December 31, 2019 and 2020	-
Amortization	14,483
Balance, December 31, 2021	14,483

Carrying value
As at December 31, 2020	-
As at December 31, 2021	90,875

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)